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                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                  PROSPECTUS SUPPLEMENT DATED NOVEMBER 28, 2007
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This information supplements the Stock Funds Prospectus of First American
Investment Funds, Inc., dated February 28, 2007, as previously supplemented April 2, June 1, August 9, September 4, and October 31, 2007 (the "Prospectus"). This supplement and the Prospectus constitute a current Prospectus. To request a copy of the Prospectus, please call 800-677-FUND.

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Information regarding the portfolio managers primarily responsible for the management of Large Cap Value Fund and Mid Cap Value Fund, which is set forth in the Prospectus under the heading "Additional Information--Management--Portfolio Management," is replaced by the following:

Large Cap Value Fund. Brent D. Mellum, CFA, Senior Equity Portfolio Manager. Mr. Mellum has served as the primary portfolio manager for the fund since April 2004. Mr. Mellum entered the financial services industry when he joined FAF Advisors in 1993.

Kevin V. Earley, CFA, Senior Equity Portfolio Manager. Mr. Earley has co-managed the fund since September 2000. Mr. Earley entered the financial services industry in 1987 and joined FAF Advisors in 1997.

Terry F. Sloan, CFA, Equity Portfolio Manager. Mr. Sloan has co-managed the fund since January 2006. He previously was an equity research analyst for FAF Advisors. Prior to joining FAF Advisors in 2004, Mr. Sloan was an equity analyst for the State of Michigan Retirement System. He entered the financial services industry in 2001.

Mid Cap Value Fund. Kevin V. Earley has served as the primary portfolio manager for the fund since October 1999. Information on Mr. Earley appears above under "Large Cap Value Fund."

Brent D. Mellum has co-managed the fund since October 1999. Information on Mr. Mellum appears above under "Large Cap Value Fund."

Terry F. Sloan, CFA, Equity Portfolio Manager. Mr. Sloan has co-managed the fund since January 2006. Information on Mr. Sloan appears above under "Large Cap Value Fund."




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